Commitments and Contingencies - Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Rent expense	$ 8.5	$ 3.9	$ 3.0